Supplement, dated July 2, 1998, to the prospectus, dated March 1, 1998 of
           Seligman Henderson Global Fund Series, Inc. (the "Fund")


      The following information supersedes and replaces any contrary information in the Fund's prospectus.

      On June 30, 1998, the shareholders of each series of the Fund approved a Subadvisory Agreement between the Manager and Henderson Investment Management Limited (the "New Subadviser"). The Fund's prior subadvisory arrangements with Seligman Henderson Co. terminated on June 30, 1998. The Subadvisory Agreement, which became effective on July 1, 1998, provides that the New Subadviser will furnish investment advice, research and assistance with respect to the each series' non-U.S. investments. The Manager shall be responsible for any U.S. investments and has overall responsibility for the management of the Fund.

      The New Subadviser, a wholly owned subsidiary of Henderson plc, is headquartered in the United Kingdom. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. Under the new arrangements, the same personnel who provided investment management services to the Fund on behalf of Seligman Henderson Co., the prior subadviser, shall continue to do so.

      The New Subadviser receives a fee from the Manager, in respect of each series, based on the "applicable percentage" of the average monthly assets of such series under the New Subadviser's supervision. The "applicable percentage" is an annual rate of 0.90% for the period July 1, 1998 to June 30, 1999; 0.70% for the period July 1, 1999 to June 30, 2000; and 0.50% thereafter. The Subadvisory Agreement provides that it will continue until December 31, 1999 and, thereafter, is subject to the annual approval of the Fund's Board of Directors.

      The subadvisory fee under these arrangements is paid by the Manager from its own management fee and will not increase the fees payable by any series of the Fund.


EQSHGS-3-7/98

                     Supplement, dated July 2, 1998, to the
           Statement of Additional Information, dated March 1, 1998
                                       of
           Seligman Henderson Global Fund Series, Inc. (the "Fund")

      The following information supersedes and replaces any contrary information in the Fund's Statement of Additional Information.

      On June 30, 1998, the shareholders of each series of the Fund approved a Subadvisory Agreement between the Manager and Henderson Investment Management Limited (the "New Subadviser"). The Fund's prior subadvisory arrangements with Seligman Henderson Co. terminated on June 30, 1998. The Subadvisory Agreement, which became effective on July 1, 1998, provides that the New Subadviser will furnish investment advice, research and assistance with respect to the each series' non-U.S. investments. The Manager shall be responsible for any U.S. investments and has overall responsibility for the management of the Fund.

      The New Subadviser, a wholly owned subsidiary of Henderson plc, is headquartered in the United Kingdom. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. Under the new arrangements, the same personnel who provided investment management services to the Fund on behalf of Seligman Henderson Co., the prior subadviser, shall continue to do so.

      The New Subadviser receives a fee from the Manager, in respect of each series, based on the "applicable percentage" of the average monthly assets of such series under the New Subadviser's supervision. The "applicable percentage" is an annual rate of 0.90% for the period July 1, 1998 to June 30, 1999; 0.70% for the period July 1, 1999 to June 30, 2000; and 0.50% thereafter. The Subadvisory Agreement provides that it will continue until December 31, 1999 and, thereafter, is subject to the annual approval of the Fund's Board of Directors.

      The subadvisory fee under these arrangements is paid by the Manager from its own management fee and will not increase the fees payable by any series of the Fund.

EQSHGS-3-7/98